Cover	Apr. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2025
Entity File Number	001-38754
Entity Registrant Name	ALKALINE WATER Co INC
Entity Central Index Key	0001532390
Entity Tax Identification Number	99-0367049
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5524 N 51st Ave.
Entity Address, City or Town	Glendale
Entity Address, State or Province	AZ
Entity Address, Country	US
Entity Address, Postal Zip Code	85301
City Area Code	(480)
Local Phone Number	656-2423
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false